Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	36 Months Ended	96 Months Ended	132 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000212498_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Magellan® K6 Fund
C000212498_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000212498_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,617
C000212498_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,443
C000212498_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,218
C000212498_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,539
C000212498_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,424
C000212498_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,266
C000212498_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,151
C000212498_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000212498_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212498_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	9,078
C000212498_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,193
C000212498_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,414
C000212498_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,145
C000212498_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,671
C000212498_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,294
C000212498_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	25,085
C000019441_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Magellan® Fund
C000019441_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019441_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,446
C000019441_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,754
C000019441_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,649
C000019441_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,551
C000019441_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,720
C000019441_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,311
C000019441_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,703
C000019441_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,402
C000019441_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,564
C000019441_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	34,275
C000019441_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000019441_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000019441_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000019441_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000019441_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000019441_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000019441_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000019441_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000019441_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000019441_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000019441_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000019441_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000064273_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000064273_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064273_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,457
C000064273_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,779
C000064273_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,693
C000064273_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,589
C000064273_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,793
C000064273_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,424
C000064273_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,813
C000064273_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,582
C000064273_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,794
C000064273_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	34,526
C000064273_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000064273_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000064273_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,717
C000064273_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,357
C000064273_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,625
C000064273_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,605
C000064273_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,271
C000064273_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,599
C000064273_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,698
C000064273_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,480
C000064273_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	31,913
C000064273_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	37,594
C000254566_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000254566_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,425
C000254566_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	8,897
C000254566_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	9,631
C000254566_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254566_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254566_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,820
C000254566_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,568
C000254567_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000254567_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,650
C000254567_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,100
C000254567_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	9,830
C000254567_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254567_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254567_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,820
C000254567_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,568
C000254568_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000254568_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254568_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,411
C000254568_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,110
C000254568_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254568_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254568_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,820
C000254568_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,568
C000254565_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000254565_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254565_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,453
C000254565_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,260
C000254565_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254565_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254565_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,820
C000254565_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	11,568
C000254564_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000254564_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254564_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,461
C000254564_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,277
C000254564_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254564_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254564_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,820
C000254564_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 11,568